Receivables, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Receivables, net
Trade receivables				$ 7,293.0	$ 7,197.0
Other receivables				587.0	665.0
Allowance	$ (258.0)	$ (279.0)	$ (317.0)	(314.0)	(258.0)
Total billed receivables, net				7,566.0	7,604.0
Unbilled receivables, net:
Costs and estimated profits in excess of billings				3,058.0	3,385.0
Advance payments consumed				(928.0)	(928.0)
Total unbilled receivables, net				2,130.0	2,457.0
Total receivables, net				9,696.0	10,061.0
Contractual retention amounts billed to customers				$ 463.0	$ 545.0
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	65.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date	21.00%
Allowance for doubtful accounts
Balance at January 1	$ 258.0	279.0	317.0
Additions	163.0	118.0	103.0
Deductions	(96.0)	(113.0)	(118.0)
Exchange rate differences	(11.0)	(26.0)	(23.0)
Balance at December 31	$ 314.0	$ 258.0	$ 279.0